UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06044
Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments ▪ January 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (97.6%)
	Belgium (1.9%)
	Chemicals
92,772	Umicore SA	$4,769,717

	Finland (2.1%)
	Machinery
93,288	Kone Oyj (Class B)	5,082,833

	France (10.7%)
	Commercial Banks
86,231	BNP Paribas	6,445,432
74,322	Societe Generale	4,805,333

		11,250,765

	Electrical Equipment
42,227	Schneider Electric SA	6,591,957

	Hotels, Restaurants & Leisure
76,792	Accor SA	3,509,790

	Multi-Utilities
127,949	GDF Suez	5,074,404

	Total France	26,426,916

	Germany (a) (15.8%)
	Automobiles
89,152	Daimler AG (b)	6,517,768

	Food & Staples Retailing
58,196	Metro AG	4,095,964

	Health Care Providers & Services
51,186	Fresenius SE & Co. KGaA	4,462,850

	Industrial Conglomerates
64,915	Siemens AG (Registered Shares) (c)	8,316,216

	Insurance
27,148	Muenchener Rueckversicherungs AG (Registered Shares)	4,252,834

	Machinery
43,269	MAN SE	5,003,165

	Pharmaceuticals
85,664	Bayer AG (Registered Shares)	6,317,407

	Total Germany	38,966,204

	Luxembourg (2.0%)
	Metals & Mining
6,526	APERAM (b)	267,623
128,216	ArcelorMittal	4,687,253

	Total Luxembourg	4,954,876

	Netherlands (1.7%)
	Diversified Telecommunication Services
273,590	Koninklijke KPN N.V.	4,318,092

	Portugal (1.3%)
	Oil, Gas & Consumable Fuels
162,913	Galp Energia SGPS SA (Class B)	3,324,012

	Spain (1.9%)
	Commercial Banks
378,639	Banco Bilbao Vizcaya Argentaria SA (c)	4,648,114

	Switzerland (a) (12.6%)
	Food Products
214,780	Nestle SA (Registered Shares)	11,610,078

	Insurance
19,793	Zurich Financial Services AG	5,407,188

	Pharmaceuticals
131,382	Novartis AG (Registered Shares)	7,326,066

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

44,994	Roche Holding AG	$6,841,736

		14,167,802

	Total Switzerland	31,185,068

	United Kingdom (a) (45.8%)
	Aerospace & Defense
435,205	Rolls-Royce Group PLC (b)	4,448,871

	Commercial Banks
1,195,761	Barclays PLC	5,622,721
921,458	HSBC Holdings PLC	10,053,788

		15,676,509

	Diversified Telecommunication Services
1,284,221	TalkTalk Telecom Group PLC	3,318,757

	Food & Staples Retailing
866,422	WM Morrison Supermarkets PLC	3,699,235

	Household Products
89,609	Reckitt Benckiser Group PLC	4,870,767

	Insurance
413,700	Prudential PLC	4,481,500

	Media
428,771	Reed Elsevier PLC	3,798,289

	Metals & Mining
155,136	Anglo American PLC	7,600,013

	Oil, Gas & Consumable Fuels
368,444	BG Group PLC	8,293,264
985,674	BP PLC	7,661,752
252,488	Royal Dutch Shell PLC (Class A)	8,914,658
213,387	Tullow Oil PLC	4,535,781

		29,405,455

	Pharmaceuticals
328,898	GlaxoSmithKline PLC	5,948,773

	Professional Services
360,022	Experian PLC	4,467,446

	Specialty Retail
632,875	Carphone Warehouse Group PLC (b)	4,087,658

	Tobacco
181,237	British American Tobacco PLC	6,689,521
173,546	Imperial Tobacco Group PLC	4,958,964

		11,648,485

	Wireless Telecommunication Services
3,424,487	Vodafone Group PLC	9,624,766

	Total United Kingdom	113,076,524

	United States (1.8%)
	Auto Components
55,837	Autoliv, Inc. (SDR)	4,364,949

	Total Common Stocks (Cost $194,711,392)	241,117,305

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (4.2%)
	Securities Held as Collateral on Loaned Securities (3.5%)
	Repurchase Agreements (0.7%)
$1,540	Barclays Capital, Inc. (0.21%, dated 01/31/11, due 02/01/11; proceeds $1,539,939; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.00% - 3.00% due 09/30/11 - 09/30/16; valued at $1,570,729)	1,539,930
105	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/11, due 02/01/11; proceeds $104,942; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.23% due 11/20/60; valued at $107,040)	104,941

	Total Repurchase Agreements (Cost $1,644,871)	1,644,871

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Investment Company (d) (2.8%)
7,063	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $7,063,472)		$7,063,472

	Total Securities Held as Collateral on Loaned Securities (Cost $8,708,343)		8,708,343

	Investment Company (d) (0.7%)
1,665	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,665,413)		1,665,413

	Total Short-Term Investments (Cost $10,373,756)		10,373,756

	Total Investments (Cost $205,085,148) (e)(f)(g)	101.8%	251,491,061
	Liabilities in Excess of Other Assets	(1.8)	(4,342,750)

	Net Assets	100.0%	$247,148,311

SDR	Swedish Depositary Receipt.

(a)	At January 31, 2011, investments in securities of issuers in United Kingdom 45.8%, Germany 15.8% and Switzerland 12.6% represented 74.2% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(b)	Non-income producing security.

(c)	The value of loaned securities and related collateral outstanding at January 31, 2011 were $8,328,793 and $8,708,523, respectively. The Fund received cash collateral of $8,708,343 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2011, there was uninvested cash of $180 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(e)	The market value and percentage of net assets, $240,849,682 and 97.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at January 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
State Street Bank & Trust Co.	EUR	9,223,030	GBP	7,920,000	02/04/2011	$59,442
State Street Bank & Trust Co.	GBP	7,920,000	EUR	9,301,605	02/04/2011	48,131
State Street Bank & Trust Co.	GBP	7,770,000	EUR	9,049,721	03/04/2011	(56,440)

Net Unrealized Appreciation						$51,133

Currency Abbreviations:

EUR	Euro.

GBP	British Pound.

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments ▪ January 31, 2011 (unaudited)
Summary of Investments

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Oil, Gas & Consumable Fuels	$32,729,467		13.5%
Commercial Banks	31,575,388		13.0
Pharmaceuticals	26,433,982		10.9
Insurance	14,141,522		5.8
Metals & Mining	12,554,889		5.2
Tobacco	11,648,485		4.8
Food Products	11,610,078		4.8
Machinery	10,085,998		4.2
Wireless Telecommunication Services	9,624,766		4.0
Industrial Conglomerates	8,316,216		3.4
Food & Staples Retailing	7,795,199		3.2
Diversified Telecommunication Services	7,636,849		3.1
Electrical Equipment	6,591,957		2.7
Automobiles	6,517,768		2.7
Multi-Utilities	5,074,404		2.1
Household Products	4,870,767		2.0
Chemicals	4,769,717		2.0
Professional Services	4,467,446		1.8
Health Care Providers & Services	4,462,850		1.8
Aerospace & Defense	4,448,871		1.8
Auto Components	4,364,949		1.8
Specialty Retail	4,087,658		1.7
Media	3,798,289		1.6
Hotels, Restaurants & Leisure	3,509,790		1.4
Investment Company	1,665,413		0.7

	$242,782,718	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open foreign currency exchange contracts with net unrealized appreciation of $51,133.

Morgan Stanley European Equity Fund Inc.
Notes to the Portfolio of Investments ▪ January 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$4,448,871	—	$4,448,871	—
Auto Components	4,364,949	—	4,364,949	—
Automobiles	6,517,768	—	6,517,768	—
Chemicals	4,769,717	—	4,769,717	—
Commercial Banks	31,575,388	—	31,575,388	—
Diversified Telecommunication Services	7,636,849	—	7,636,849	—
Electrical Equipment	6,591,957	—	6,591,957	—
Food & Staples Retailing	7,795,199	—	7,795,199	—
Food Products	11,610,078	—	11,610,078	—
Health Care Providers & Services	4,462,850	—	4,462,850	—
Hotels, Restaurants & Leisure	3,509,790	—	3,509,790	—
Household Products	4,870,767	—	4,870,767	—
Industrial Conglomerates	8,316,216	—	8,316,216	—
Insurance	14,141,522	—	14,141,522	—
Machinery	10,085,998	—	10,085,998	—
Media	3,798,289	—	3,798,289	—
Metals & Mining	12,554,889	$267,623	12,287,266	—
Multi-Utilities	5,074,404	—	5,074,404	—
Oil, Gas & Consumable Fuels	32,729,467	—	32,729,467	—
Pharmaceuticals	26,433,982	—	26,433,982	—
Professional Services	4,467,446	—	4,467,446	—
Specialty Retail	4,087,658	—	4,087,658	—
Tobacco	11,648,485	—	11,648,485	—
Wireless Telecommunication Services	9,624,766	—	9,624,766	—

Total Common Stocks	241,117,305	267,623	240,849,682	—

Short-Term Investments
Repurchase Agreements	1,644,871	—	1,644,871	—
Investment Company	8,728,885	8,728,885	—	—

Total Short-Term Investments	10,373,756	8,728,885	1,644,871	—

Foreign Currency Exchange Contracts	107,573	—	107,573	—

Total	$251,598,634	$8,996,508	$242,602,126	—

Liabilities:
Foreign Currency Exchange Contracts	$(56,440)	—	$(56,440)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of January 31, 2011, securities with a total value of $236,386,832 transferred from Level 1 to Level 2. At January 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley European Equity Fund Inc.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2011